Subsequent event (Details Narrative) $ in Thousands		12 Months Ended
	Jun. 29, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Jun. 29, 2023 USD ($)	Jun. 29, 2023 INR (₨)	Jun. 28, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Repayments of current borrowings		$ 37,568	₨ 3,087,688,000	₨ 325,852,000	₨ 316,831,000
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Secured bank loans received						$ 1,600	₨ 131,500,000
Repayments of current borrowings	₨ 10,000,000.0
[custom:SecuredBankLoansOutstanding]	₨ 8,400,000
Notional amount							500,000
Nonadjusting Event [Member] | Blacksoil Capital Private Limited [Member]
IfrsStatementLineItems [Line Items]
Secured bank loans received							₨ 200,000,000
Nonadjusting Event [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued								₨ 15,000
Nonadjusting Event [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued								₨ 18,000